Consolidated Statements of Cash Flows (unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2019	Feb. 28, 2018
OPERATING ACTIVITIES
Funds flow from continuing operations [note 13]	$ 444	$ (49)	$ 883	$ 318
Net change in non-cash balances related to continuing operations	(64)	253	(168)	254
Operating activities of discontinued operations	0	0	0	(2)
Operating activities	380	204	715	570
INVESTING ACTIVITIES
Additions to property, plant and equipment [note 3]	(220)	(263)	(556)	(582)
Additions to equipment costs (net) [note 3]	(10)	(10)	(19)	(26)
Additions to other intangibles [note 3]	(19)	(21)	(53)	(56)
Net (additions) reductions to inventories	30	(17)	(14)	(46)
Proceeds on sale of discontinued operations, net of cash sold	0	0	0	18
Net additions to investments and other assets	3	19	3	42
Proceeds on disposal of property, plant and equipment	13	1	13	8
Investing activities	(203)	(291)	(626)	(642)
FINANCING ACTIVITIES
Increase in long-term debt	0	10	1,000	10
Bank facility arrangement costs	0	0	(9)	0
Issue of Class B Non-Voting Shares [note 10]	21	6	23	27
Dividends paid on Class A Shares and Class B Non-Voting Shares	(97)	(94)	(195)	(190)
Dividends paid on Preferred Shares	(2)	(2)	(4)	(4)
Financing activities	(78)	(80)	815	(157)
Increase (decrease) in cash	99	(167)	904	(229)
Cash, beginning of the period	1,189	445	384	507
Cash of continuing operations, end of period	$ 1,288	$ 278	$ 1,288	$ 278